Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

Note 19. Fair Value Measurements

        The period end carrying amounts of receivables, accounts payable and accrued liabilities approximate fair value because of the short maturity of these instruments. The period end carrying amounts of long-term notes receivable approximate fair value as the effective interest rates for these instruments are comparable to market rates at period end. The period end carrying amounts of current and long-term marketable securities also approximate fair value, with unrealized gains and losses reported net-of-tax as a component of accumulated other comprehensive loss on the Consolidated Statements of Financial Position, or, for certain unrealized losses, reported in interest and net investment income in the Consolidated Statements of Operations and Comprehensive (Loss) Income if the decline in value is other than temporary. The carrying amount of total debt was $3.961 billion and $3.876 billion and the estimated fair value was $4.018 billion and $3.788 billion as of December 31, 2012 and 2011, respectively. The fair value of the Company's debt is estimated based on available market prices for the same or similar instruments which are considered significant other observable inputs (Level 2) within the fair value hierarchy. The fair values presented reflect the amounts that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The fair value estimates presented in this report are based on information available to the Company as of December 31, 2012 and 2011.

        The Company has estimated the fair value of its financial instruments measured at fair value on a recurring basis using the market and income approaches. For investments in marketable securities, deferred compensation trust assets and derivative contracts, which are carried at their fair values, the Company's fair value estimates incorporate quoted market prices, other observable inputs (for example, forward interest rates) and unobservable inputs (for example, forward commodity prices) at the balance sheet date.

        Interest rate swap contracts are valued using forward interest rate curves obtained from third party market data providers. The fair value of each contract is the sum of the expected future settlements between the contract counterparties, discounted to present value. The expected future settlements are determined by comparing the contract interest rate to the expected forward interest rate as of each settlement date and applying the difference between the two rates to the notional amount of debt in the interest rate swap contracts.

        Fuel swap contracts are valued using forward fuel price curves obtained from third party market data providers. The fair value of each contract is the sum of expected future settlements between contract counterparties, discounted to present value. The expected future settlements are determined by comparing the contract fuel price to the expected forward fuel price as of each settlement date and applying the difference between the contract and expected prices to the notional gallons in the fuel swap contracts. The Company regularly reviews the forward price curves obtained from third party market data providers and related changes in fair value for reasonableness utilizing information available to the Company from other published sources.

        The Company has not changed its valuation techniques for measuring the fair value of any financial assets and liabilities during the year. Transfers between levels, if any, are recognized at the end of the reporting period. There were no significant transfers between levels during the years ended December 31, 2012 or 2011.

        The carrying amount and estimated fair value of the Company's financial instruments that are recorded at fair value on a recurring basis for the periods presented are as follows:

		As of December 31, 2012
			Estimated Fair Value Measurements
						As of December 31, 2011
			Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)
					Significant Unobservable Inputs (Level 3)
(In thousands)	Statement of Financial Position Location	Carrying Value				Carrying Value	Estimated Fair Value
Financial Assets:
Deferred compensation trust assets	Long-term marketable securities	$11,987	$11,987	$—	$—	$10,834	$10,834
Investments in marketable securities	Marketable securities and Long-term marketable securities	133,816	45,152	88,664	—	131,648	131,648
Fuel swap contracts:
Current	Prepaid expenses and other assets	1,957	—	—	1,957	548	548

Total financial assets		$147,760	$57,139	$88,664	$1,957	$143,030	$143,030

Financial Liabilities:
Fuel swap contracts:
Current	Other accrued liabilities	$113	$—	$—	$113	$1,281	$1,281
Interest rate swap contracts	Other accrued liabilities(1)	7,349	—	7,349	—	23,467	23,467

Total financial liabilities		$7,462	$—	$7,349	$113	$24,748	$24,748

(1)
As of December 31, 2011, liabilities related to interest rate swap contracts were reflected in other long-term obligations on the Consolidated Statement of Financial Position.

        The estimated fair value of the Company's assets that were recorded at fair value on a nonrecurring basis during 2012 are as follows:

			Estimated Fair Value Measurements
(In thousands)	Statement of Financial Position Location	Date of Fair Value Measurement	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
TruGreen Trade Name(1)	Intangible assets, primarily trade names, service marks and trademarks, net	9/30/2012	$—	$—	$606,800
TruGreen Goodwill(2)	Goodwill	9/30/2012	—	—	417,367
(1)
In 2012, the Company recorded a pre-tax non-cash impairment charge of $118.7 million to reduce the carrying value of the TruGreen trade name to its fair value as a result of our interim impairment testing of indefinite-lived intangible assets. See Note 1 for further information regarding the factors that led to the completion of the interim impairment analysis along with a description of the methodology, assumptions and significant unobservable inputs used to estimate the fair value of the TruGreen trade name.

(2)
In 2012, the Company recorded a pre-tax non-cash impairment charge of $790.2 million to reduce the carrying value of TruGreen's goodwill to its implied fair value as a result of our interim goodwill impairment testing. During the fourth quarter of 2012, the Company finalized the TruGreen impairment analysis and recorded a $4.0 million adjustment to the September 30, 2012 estimate adjusting the carrying value of goodwill from $413.4 million to $417.4 million. See Note 1 for further information regarding the factors that led to the initiation of the interim impairment analysis along with a description of the methodology, assumptions and significant unobservable inputs used to estimate the fair value of TruGreen's goodwill.

        A reconciliation of the beginning and ending fair values of financial instruments valued using significant unobservable inputs (Level 3) on a recurring basis is presented as follows:

(In thousands)	Fuel Swap Contract Assets (Liabilities)
Balance as of December 31, 2010	$6,649
Total gains (losses) (realized and unrealized):
Included in earnings	10,010
Included in accumulated other comprehensive income	(7,382)
Settlements, net	(10,010)

Balance as of December 31, 2011	(733)
Total gains (realized and unrealized):
Included in earnings	1,944
Included in accumulated other comprehensive income	2,577
Settlements, net	(1,944)

Balance as of December 31, 2012	$1,844

        The following table presents information relating to the significant unobservable inputs of our Level 3 financial instruments as of December 31, 2012:

Item	Fair Value as of December 31, 2012 (in thousands)	Valuation Technique	Unobservable Input	Range	Weighted Average
Fuel swap contracts	$1,844	Discounted Cash Flows	Forward Unleaded Price per Gallon(1)	$3.36 - $3.73	$3.55
			Forward Diesel Price per Gallon(1)	$3.88 - $3.96	$3.90
(1)
Forward price per gallon for unleaded and diesel were derived from third-party market data providers. A decrease in the forward price would result in a decrease in the fair value of the fuel swap contracts.

        The Company uses derivative financial instruments to manage risks associated with changes in fuel prices and interest rates. The Company does not hold or issue derivative financial instruments for trading or speculative purposes. In designating its derivative financial instruments as hedging instruments under accounting standards for derivative instruments, the Company formally documents the relationship between the hedging instrument and the hedged item, as well as the risk management objective and strategy for the use of the hedging instrument. This documentation includes linking the derivatives to forecasted transactions. The Company assesses at the time a derivative contract is entered into, and at least quarterly thereafter, whether the derivative item is effective in offsetting the projected changes in cash flows of the associated forecasted transactions. All of the Company's designated hedging instruments are classified as cash flow hedges.

        The Company has historically hedged a significant portion of its annual fuel consumption of approximately 20 million gallons. The Company has also hedged the interest payments on a portion of its variable rate debt through the use of interest rate swap agreements. All of the Company's fuel swap contracts and interest rate swap contracts are classified as cash flow hedges, and, as such, the hedging instruments are recorded on the Consolidated Statements of Financial Position as either an asset or liability at fair value, with the effective portion of changes in the fair value attributable to the hedged risks recorded in accumulated other comprehensive income (loss). Any change in the fair value of the hedging instrument resulting from ineffectiveness, as defined by accounting standards, is recognized in current period earnings. Cash flows related to fuel and interest rate derivatives are classified as operating activities in the Consolidated Statements of Cash Flows, other than cash flows related to one amended interest rate swap which are classified as financing activities.

        The effect of derivative instruments on the Consolidated Statements of Operations and Comprehensive (Loss) Income and accumulated other comprehensive income (loss) on the Consolidated Statements of Financial Position for the years ended December 31, 2012 and 2011, respectively, is presented as follows:

		Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Earnings
	Effective Portion of Gain Recognized in Accumulated Other Comprehensive Income (Loss)
(In thousands)
Derivatives designated as Cash Flow Hedge Relationships			Location of Gain (Loss) included in Earnings
	Year ended December 31, 2012
Fuel swap contracts	$2,577	$1,944	Cost of services rendered and products sold
Interest rate swap contracts	$17,114	$(21,898)	Interest expense

		Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income
	Effective Portion of (Loss) Gain Recognized in Accumulated Other Comprehensive Income (Loss)
Derivatives designated as Cash Flow Hedge Relationships			Location of (Loss) Gain included in Income
	Year ended December 31, 2011
Fuel swap contracts	$(7,382)	$9,739	Cost of services rendered and products sold
	$—	$271	Loss from discontinued operations, net of income taxes
Interest rate swap contracts	$28,340	$(37,613)	Interest expense

        Ineffective portions of derivative instruments designated in accordance with accounting standards as cash flow hedge relationships were insignificant during the year ended December 31, 2012. As of December 31, 2012, the Company had fuel swap contracts to pay fixed prices for fuel with an aggregate notional amount of $40.2 million, maturing through 2013. Under the terms of its fuel swap contracts, the Company is required to post collateral in the event that the fair value of the contracts exceeds a certain agreed upon liability level and in other circumstances required by the counterparty. As of December 31, 2012, the Company had posted $4.0 million in letters of credit as collateral under its fuel hedging program, none of which were posted under the Company's Revolving Credit Facility. As of December 31, 2012, the Company had interest rate swap contracts to pay fixed rates for interest on long-term debt with an aggregate notional amount of $980 million, maturing through 2013.

        The effective portion of the gain or loss on derivative instruments designated and qualifying as cash flow hedging instruments is recorded in accumulated other comprehensive income (loss). These amounts are reclassified into earnings in the same period or periods during which the hedged forecasted debt interest settlement or the fuel settlement affects earnings. The amount expected to be reclassified into earnings during the next 12 months includes unrealized gains and losses related to open fuel hedges and interest rate swaps. Specifically, as the underlying forecasted transactions occur during the next 12 months, the hedging gains and losses in accumulated other comprehensive income (loss) expected to be recognized in earnings is a loss of $2.0 million, net of tax, as of December 31, 2012. The amounts that are ultimately reclassified into earnings will be based on actual interest rates and fuel prices at the time the positions are settled and may differ materially from the amount noted above.